UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           -----------------------------------------------------
Address:   11601 Wilshire Blvd., #2080
           Los Angeles, CA 90025
           -----------------------------------------------------

Form 13F File Number: 28-07476
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Senior Managing Director
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                   Los Angeles, CA                    7/31/2007
----------------                   ---------------                    ----------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           80
                                         -----------
Form 13F Information Table Value Total:     $295,929
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
BP P L C SPONSORED ADR                          055622104     1001   13878 SH       Sole                0       0  13878
GLAXOSMITHKLINE PLC SPONSORED                   37733w105      325    6200 SH       Sole                0       0   6200
ROYAL DUTCH SHELL CL A                          780259206      672    8272 SH       Sole                0       0   8272
3M CO                          COM              88579Y101     7030   80997 SH       Sole             10790      0  70207
A T & T (Formerly SBC COMMUNI  COM              00206r102      229    5527 SH       Sole                0       0   5527
ABBOTT LABORATORIES            COM              002824100      216    4042 SH       Sole                0       0   4042
ALTRIA GROUP INC               COM              02209S103     1838   26200 SH       Sole                0       0  26200
AMERICAN EXPRESS COMPANY       COM              025816109      757   12376 SH       Sole                0       0  12376
AMERICAN INTERNATIONAL GROUP I COM              026874107      851   12157 SH       Sole                0       0  12157
ARMOR HOLDINGS INC             COM              042260109     4642   53440 SH       Sole              8000      0  45440
ART TECHNOLOGY GROUP COM       COM              04289L107       30   11200 SH       Sole                0       0  11200
BANK OF AMERICA CORP           COM              060505104     7006  143298 SH       Sole             21025      0 122273
BION ENVIRONMENTAL TECHNOLOGIE COM              09061Q307       60   19500 SH       Sole                0       0  19500
BLACKROCK GLOBAL FLG COM       COM              091941104      352   18000 SH       Sole                0       0  18000
BRISTOL MYERS SQUIBB CO        COM              110122108     1303   41296 SH       Sole                0       0  41296
BROADCOM CORP CL A             COM              111320107     3939  134650 SH       Sole             15525      0 119125
BURLINGTON NRTHN SANTA COM     COM              12189T104      174    2047 SH       Sole                0       0   2047
CHEVRON CORP                   COM              166764100     9417  111789 SH       Sole             15195      0  96594
CISCO SYSTEMS INC              COM              17275R102     2407   86438 SH       Sole               763      0  85675
CITIGROUP INC                  COM              172967101     7371  143720 SH       Sole             19246      0 124474
CLARUS CORP DEL                COM              182707109      169   18600 SH       Sole                0       0  18600
COCA COLA CO                   COM              191216100     8025  153415 SH       Sole             22525      0 130890
COMCAST CORP CL A (SP)         COM              20030N200     6919  247456 SH       Sole             34810      0 212646
DEERE & CO COM                 COM              244199105     1016    8418 SH       Sole                0       0   8418
DELL INC                       COM              24702R101     5718  200275 SH       Sole             34950      0 165325
DISNEY WALT CO                 COM              254687106     7954  232971 SH       Sole             26600      0 206371
DOW CHEMICAL CO                COM              260543103      381    8620 SH       Sole                0       0   8620
E I DU PONT DE NEMOURS & CO    COM              263534109      239    4699 SH       Sole              2000      0   2699
EATON VANCE FLTNG RTE COM      COM              278279104      573   30000 SH       Sole                0       0  30000
EMERSON ELECTRIC CO            COM              291011104      667   14252 SH       Sole                0       0  14252
EQUITABLE RES INC COM          COM              294549100      347    7000 SH       Sole                0       0   7000
EXXON MOBIL CORP               COM              30231G102    16636  198325 SH       Sole             20310      0 178015
FEDEX CORP COM                 COM              31428X106      216    1950 SH       Sole              1225      0    725
GENENTECH INC COM NEW          COM              368710406      227    3000 SH       Sole                0       0   3000
GENERAL ELECTRIC CO            COM              369604103    12823  334976 SH       Sole             37775      0 297201
GENERAL MILLS INC              COM              370334104      561    9600 SH       Sole                0       0   9600
GOLDMAN SACHS GROUP INC        COM              38141G104     8409   38795 SH       Sole              5505      0  33290
HARTFORD FINANCIAL SERVICES GR COM              416515104      219    2224 SH       Sole                0       0   2224
HOME DEPOT INC                 COM              437076102     5725  145493 SH       Sole             20350      0 125143
HONEYWELL INTL INC             COM              438516106     7850  139479 SH       Sole             19750      0 119729
INTEL CORP                     COM              458140100     6001  252788 SH       Sole             40375      0 212413
INTERNATIONAL BUSINESS MACHINE COM              459200101     1524   14476 SH       Sole                0       0  14476
ITT INDUSTRIES INC             COM              450911102      184    2688 SH       Sole                0       0   2688
J P MORGAN CHASE AND CO        COM              46625H100     7383  152393 SH       Sole             20675      0 131718
JOHNSON AND JOHNSON CO         COM              478160104     7889  128022 SH       Sole             17150      0 110872
KRAFT FOODS INC CL A           COM              50075N104      634   17992 SH       Sole                0       0  17992
MCCORMICK & CO INC NON-VOTING  COM              579780206     3897  102075 SH       Sole             20775      0  81300
MCDONALDS CORP                 COM              580135101     1264   24900 SH       Sole                0       0  24900
MCGRAW HILL COMPANIES INC      COM              580645109      313    4600 SH       Sole                0       0   4600
MEDTRONIC INC                  COM              585055106     7462  143889 SH       Sole             20750      0 123139
MERCK AND CO INC               COM              589331107    11034  221562 SH       Sole             22175      0 199387
MICROSOFT CORP                 COM              594918104    10753  364889 SH       Sole             44715      0 320174
NET PERCEPTIONS INC            COM              64107U101       27   10000 SH       Sole                0       0  10000
NORTHERN TRUST CORP            COM              665859104     4084   63570 SH       Sole             10800      0  52770
PEPSICO INC                    COM              713448108     1141   17600 SH       Sole                0       0  17600
PFIZER INC                     COM              717081103     8049  314788 SH       Sole             43625      0 271163
PROCTER AND GAMBLE CO          COM              742718109     8895  145363 SH       Sole             21057      0 124306
SCHERING PLOUGH CORP COM       COM              806605101    10201  335124 SH       Sole             45465      0 289659
SCHLUMBERGER LTD               COM              806857108     2531   29800 SH       Sole                0       0  29800
SEALED AIR CORP NEW            COM              81211K100      794   25600 SH       Sole                0       0  25600
SYSCO CORP                     COM              871829107      251    7600 SH       Sole                0       0   7600
TEXAS INSTRUMENTS INC          COM              882508104     5360  142427 SH       Sole             16350      0 126077
TRIANGLE MULTI-MED LTD COM     COM              895891109        0  143000 SH       Sole                0       0 143000
UNITED TECHNOLOGIES CORP       COM              913017109     7344  103536 SH       Sole             14440      0  89096
WAL MART STORES INC            COM              931142103      413    8584 SH       Sole              1500      0   7084
WEYERHAEUSER CO                COM              962166104      355    4500 SH       Sole                0       0   4500
WYETH COM                      COM              983024100      734   12800 SH       Sole                0       0  12800
BARCLAYS BK PLC IP MSCI IND 36                  06739F291     5968   98925 SH       Sole             14010      0  84915
JAPAN INDEX FD (MSCI)                           464286848     6005  413838 SH       Sole             58025      0 355813
DOW JONES INDUSTRIAL INDEX (DI                  252787106     3508   26143 SH       Sole               636      0  25507
ENERGY SECTOR (SPDR)                            81369Y506      830   12033 SH       Sole               285      0  11748
HEALTHCARE SECTOR (SPDR)                        81369Y209     1703   48222 SH       Sole              1241      0  46981
ISHARES TR GLDM SCHS SEMI                       464287523      650    9880 SH       Sole               265      0   9615
ISHARES TR NASDAQ BIOTECH INDX                  464287556     4243   54295 SH       Sole              7255      0  47040
OIL SVC HOLDRS TR DEPOSITARY R                  678002106     8087   46250 SH       Sole              7000      0  39250
POWERSHARES ETF TRUST DYN EN E                  73935x658     6103  265357 SH       Sole             38435      0 226922
POWERSHARES ETF TRUST WATER RE                  73935X575     5581  266766 SH       Sole             36510      0 230256
POWERSHARES  0  TR SER 1                        73935a104      326    6850 SH       Sole              4100      0   2750
STANDARD & POORS 500 INDEX (SP                  78462F103     9872   65625 SH       Sole              1477      0  64148
WASHINGTON MUTUAL INVESTORS FU                  939330106      241    6490 SH       Sole                0       0   6490